Equity Compensation Plan - Additional Information (Detail) - USD ($)		5 Months Ended	12 Months Ended
	Nov. 06, 2023	Dec. 31, 2022	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 43
Share based compensation arrangement by share based payment award equity instruments other than options Non vested weighted average grant date fair value	$ 7,947	$ 0	$ 43
Restricted Stock [Member]
Percentage of outstanding stock			10.00%
Restricted shares granted		0	7,947
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period			0
Share based compensation, non vested shares, unrecognized compensation cost			$ 300,138
Share based compensation, non vested shares, unrecognized compensation cost period for recognition			1 year 10 months 24 days
Dividends		$ 0	$ 0
Restricted Stock [Member] | General and Administrative Expense [Member]
Share based compensation expense		$ 0	$ 37,638